Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2018 Customers Vendors	Dec. 31, 2017 Customers Vendors	Dec. 31, 2016 Customers Vendors
Revenues [Member]
Concentration Risk (Textual)
Concentration risk, percentage	10.00%
Revenues [Member] | Major customers [Member]
Concentration Risk (Textual)
Concentration risk, percentage	86.00%	89.00%	79.00%
Number of customers	2	3	2
Cost of revenues [Member]
Concentration Risk (Textual)
Concentration risk, percentage	10.00%
Cost of revenues [Member] | Major vendors [Member]
Concentration Risk (Textual)
Concentration risk, percentage	0.00%	17.00%	72.00%
Number of vendors | Vendors	0	1	3
Accounts receivables [Member]
Concentration Risk (Textual)
Concentration risk, percentage	98.00%	99.00%
Number of customers	1	1